Related Party Transactions - Schedule of Loans Payable to Related Parties (Details) - Related Party [Member] - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Less: Current portion of loans payable to related parties	$ (370,029)	$ (358,557)	$ (254,032)
Loans payable to related parties, net of current portion			44,703
Promissory note issued to Mark Porter [Member]
Related Party Transaction [Line Items]
Promissory note	118,358	115,672	100,000
Convertible promissory note issued to Mark Porter [Member]
Related Party Transaction [Line Items]
Promissory note	251,671	242,885	154,032
Related Party [Member]
Related Party Transaction [Line Items]
Promissory note	$ 370,029	$ 358,557	$ 298,735